FINANCIAL INSTRUMENTS AND RISKS (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Risk Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate	7.60%	7.80%
Pre-hedge, post-fixed interest rate, amount	R$ 260.9	R$ 254.3
Pre-hedge, pre-fixed interest rate	11.10%	10.20%
Pre-hedge, pre-fixed interest rate, amount	R$ 2,172.9	R$ 2,245.0
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate, amount	260.9	254.3
Pre-hedge, pre-fixed interest rate, amount	R$ 3,126.0	R$ 3,198.4
Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	15.10%	13.00%
Pre-hedge, pre-fixed interest rate, amount	R$ 628.5	R$ 510.2
Interest Rate Risk U S Dollars [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	2.40%	8.00%
Pre-hedge, pre-fixed interest rate, amount	R$ 9.8	R$ 3.8
Interest Rate Risk Canadian Dollars [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	5.50%	5.80%
Pre-hedge, pre-fixed interest rate, amount	R$ 314.8	R$ 439.4